Equity Instruments (Details 4)	12 Months Ended
Jun. 30, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding | shares	38,263
Weighted Average Exercise Price	$ 16.31
Weighted Average Remaining Contractual Life of Options Outstanding	8 years 4 months 24 days
Number of Options Exercisable | shares	19,341
Weighted Average Exercise Price	$ 16.40
Range of Exercise Prices 14.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 14.00
Number of Options Outstanding | shares	1,500
Weighted Average Exercise Price	$ 14.00
Weighted Average Remaining Contractual Life of Options Outstanding	9 years 10 months 6 days
Number of Options Exercisable | shares
Weighted Average Exercise Price	$ 14.00
Range of Exercise Prices 16.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 16.40
Number of Options Outstanding | shares	36,763
Weighted Average Exercise Price	$ 16.40
Weighted Average Remaining Contractual Life of Options Outstanding	8 years 4 months 2 days
Number of Options Exercisable | shares	19,341
Weighted Average Exercise Price	$ 16.40